Trade and Other Receivables - Summary of Aged Analysis of Trade Receivables (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other receivables	£ 4,809	£ 4,483
Financial Assets Past Due But Not Impaired
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other receivables	189	60
Less Than Three Months | Financial Assets Past Due But Not Impaired
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other receivables	147	39
Between Three and Six Months | Financial Assets Past Due But Not Impaired
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other receivables	12	11
Between Six Months and One Year | Financial Assets Past Due But Not Impaired
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other receivables	20	7
Greater Than One Year | Financial Assets Past Due But Not Impaired
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other receivables	£ 10	£ 3